Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Schedule of subsidiaries

As of December 31, 2022, the Company’s principal subsidiaries are as follows:

			Equity
	Date of	Place of	interest
Name of subsidiaries	incorporation	incorporation	held	Principal activities
Canaan Creative (HK) Holdings Limited	February 22, 2018	Hong Kong Special Administrative Region	100%	Research and development of ICs
Hangzhou Canaan Intelligence Information Technology Co., Ltd.	April 9, 2013	Hangzhou, China	100%	Research and development of ICs
Canaan Creative Co., Ltd.	April 1, 2013	Beijing, China	100%	Research and development of ICs
Langfang Creative Technology Co., Ltd.	May 15, 2014	Langfang, China	100%	Assembly of mining equipment and spare parts
Canaan Convey Co., Ltd.	November 2, 2017	Beijing, China	100%	International distribution of mining equipment and spare parts
Zhejiang Avalon Technology Co., Ltd.	December 5, 2017	Hangzhou, China	100%	Distribution of mining equipment and spare parts
Canaan Bright Sight Co., Ltd.	December 24, 2018	Beijing, China	100%	International distribution of AI products
Canaan Creative (SH) Co., Ltd.	January 27, 2021	Shanghai, China	100%	Research and development of ICs
Canaan Creative International PTE. Ltd	March 9, 2021	Singapore	100%	Mining business
Canaan Creative Global Pte. Ltd.	September 18, 2021	Singapore	100%	International headquarters, research and development of ICs, international distribution of mining equipments and spare parts
Canaan U.S. Inc.	February 1, 2022	United States	100%	International distribution of mining equipments and spare parts, mining business